General and Administrative Expenses	6 Months Ended
Jun. 30, 2023
General and Administrative Expenses [Abstract]
General and Administrative Expenses
16.	General and Administrative Expenses:

General and administrative expenses are analyzed as follows:

	Six months ended June 30,	Six months ended June 30,
	2022	2023
Audit fees	$124,408	$140,065
Non-executive directors’ compensation	36,000	36,000
Professional fees and other expenses	1,300,894	1,129,011
Administration fees-related party (Note 4(a))	600,000	1,500,000
Total	$2,061,302	$2,805,076